Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial instruments breakdown by category

					2023
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Cash and cash equivalents	15	457,259	-	-	457,259
Financial investments		11,058	-	-	11,058
Other financial instruments	16 (a)	-	7,893	-	7,893
Trade accounts receivables	17	53,328	88,582	-	141,910
Investments in equity instruments	14 (c)	-	-	5,649	5,649
Related parties (i)	20 (a)	3	-	-	3
		521,648	96,475	5,649	623,772

					2023
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Loans and financings	24 (a)	1,634,163	91,403	-	1,725,566
Lease liabilities	23 (b)	9,218	-	-	9,218
Other financial instruments	16 (a)	-	46,122	-	46,122
Trade payables	25	451,603	-	-	451,603
Confirming payables	26	234,385	-	-	234,385
Use of public assets (ii)		22,733	-	-	22,733
Related parties (ii)	20 (a)	3,935	-	-	3,935
		2,356,037	137,525	-	2,493,562

					2022
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Cash and cash equivalents	15	497,826	-	-	497,826
Financial investments		18,062	-	-	18,062
Other financial instruments	16 (a)	-	7,443	-	7,443
Trade accounts receivables	17	53,123	170,617	-	223,740
Investments in equity instruments	14 (c)	-	-	7,115	7,115
Related parties (i)	20 (a)	2	-	-	2
		569,013	178,060	7,115	754,188

					2022
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Loans and financings	24 (a)	1,578,864	90,395	-	1,669,259
Lease liabilities	23 (b)	5,021	-	-	5,021
Other financial instruments	16 (a)	-	31,851	-	31,851
Trade payables	25	413,856	-	-	413,856
Confirming payables	26	216,392	-	-	216,392
Use of public assets (ii)		23,263	-	-	23,263
Related parties (ii)	20 (a)	1,033	-	-	1,033
		2,238,429	122,246	-	2,360,675

(i) Classified as Other assets in the consolidated balance sheet.

(ii) Classified as Other liabilities in the consolidated balance sheet.